LEASES (Tables)	12 Months Ended
Mar. 31, 2025
Leases
Schedule of Supplemental balance sheet information related to operating leases
Supplemental balance sheet information related to operating leases was as follows:

	March 31, 2025	March 31, 2024
Right-of-use assets – vehicle leases	$-	$28,949
Right-of-use assets – equipment lease	-	12,834
Total Right-of-use assets, net	-	41,783
Operating lease liabilities – current	$-	$15,931
Operating lease liabilities – non-current	-	25,852
Total operating lease liabilities	$-	$41,783

Schedule of Weighted average remaining lease terms and discount rates for all of operating leases
The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2024:

Remaining lease term and discount rate:	March 31, 2024
Weighted average remaining lease term (years)	2.49
Weighted average discount rate	5.06%